Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity is a top priority for CLPS and is integral to our business strategy and operations. We are committed to protecting the confidentiality, integrity, and availability of our information systems and data.

Risk Assessment and Management

We maintain a robust cybersecurity risk management program to identify, assess, and mitigate potential threats to our systems and data. Our Technical Infrastructure (TI) department is responsible for the design, implementation, and maintenance of our cybersecurity infrastructure and controls. Regular and comprehensive risk assessments are conducted to identify vulnerabilities and prioritize mitigation efforts. We employ a layered security approach, including strong access controls, encryption, firewalls, intrusion detection and prevention systems, and continuous monitoring.

We have developed and regularly test a comprehensive incident response plan to address cybersecurity incidents effectively. Any cybersecurity incident is promptly reported to the TI department, which conducts a preliminary assessment and takes action. Incidents deemed material are escalated immediately to the President for further evaluation and decision-making.

As of the date of this report, we have not experienced any material cybersecurity incidents that have had a significant impact on our business, financial condition, or operations. However, we recognize the evolving nature of cybersecurity threats and remain vigilant in our efforts to protect our systems and data.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is actively engaged in overseeing cybersecurity risk management. The nominating committee is responsible for providing oversight of our cybersecurity program, including the evaluation of our risk management framework, incident response capabilities, and resource allocation.

We invest in our cybersecurity workforce through ongoing training, development, and recruitment efforts.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The nominating committee is responsible for providing oversight of our cybersecurity program, including the evaluation of our risk management framework, incident response capabilities, and resource allocation.